Segment Reporting - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reportable segments [line items]
Exceptional items	$ 32,319	$ 36,750	$ 31,873
Impairment loss	261	3,890
Reversal of impairment loss recognised in profit or loss	90
Samarco dam failure [member]
Disclosure of reportable segments [line items]
Exceptional items	211	139	103
Impairment of Western Australia Nickel assets [member]
Disclosure of reportable segments [line items]
Impairment loss		3,800	0
Western Australia Nickel (WAN) temporary suspension [member]
Disclosure of reportable segments [line items]
Reversal of impairment loss recognised in profit or loss	90
Group and unallocated items/eliminations [member] | Samarco dam failure [member]
Disclosure of reportable segments [line items]
Exceptional items	$ 135	$ 105	$ 64